Stock Incentive and Employee Benefit Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Options Valuation Assumption Used	The assumptions used in the Black-Scholes option-pricing method related to options issued to employees and nonemployees for the three months ended March 31, 2023 are set forth below:

Three Months Ended March 31, 2023
Expected dividend yield	0.00%
Expected stock-price volatility	40.00%
Risk-free interest rate	3.59% - 3.91%
Term of options	6.25
Fair value per share of common stock on date of grant	$7.27 - $8.08
Exercise price	$7.27 - $8.08
The assumptions used in the Black-Scholes option-pricing method related to options issued to employees and nonemployees for the year ended 2020 is set forth below:

Year Ended December 31,
2020
Weighted—average grant date fair value	$1.23
Expected dividend yield	0.00%
Expected stock-price volatility	90.00%
Risk-free interest rate	0.53%
Term of options	5.6
Fair value per share of common stock on date of grant	$1.72
Exercise price	$1.72

Schedule of Stock Options Outstanding Activity
The following table summarizes stock option activity during the three months ended March 31, 2023 (shares in thousands):

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life, in years	Aggregate Intrinsic Value
Outstanding as of December 31, 2022	16,939	$1.68	7.0	$38,942
Granted	14,820	$8.08
Forfeited/Cancelled	(8)	$3.55

Outstanding as of March 31, 2023	31,751	$4.67	8.0	$112,019

Exercisable as of March 31, 2023	16,078	$1.93	6.4	$100,773

The following represents a summary of the options outstanding at December 31, 2022, 2021, and 2020 and changes during the years then ended (in thousands, other than weighted-average exercise price):

	Options	Weighted average exercise price	Aggregate Intrinsic Value
Outstanding at December 31, 2019	17,114	$1.59	2,183
Granted	4,172	1.72
Exercised	(38)	1.34
Forfeited/Cancelled	(502)	1.40

Outstanding at December 31, 2020	20,746	1.63	2,172
Granted	—	—
Exercised	—	—
Forfeited/Cancelled	(1,778)	1.01

Outstanding at December 31, 2021	18,968	1.68	915
Granted	—	—
Exercised	(202)	0.47
Forfeited/Cancelled	(1,827)	1.72

Outstanding at December 31, 2022	16,939	$1.68	38,942
Exercisable at December 31, 2022	14,487	$1.70